UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York              May 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    102

Form 13F Information Table Value Total:    $6,273,209
                                          (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COL 6   COL 7          COLUMN 8

                              TITLE                        VALUE      SHRS OR    SH/ PUT/ INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT    PRN CALL DSCRTN  MGRS   SOLE        SHARED  NONE
--------------                --------          -----      --------   -------    --- ---- ------  ----   ----        ------  ----
3M CO                         COM               88579Y101  109,147     1,306,050  SH      SOLE    NONE       890,491         415,559
ABBOTT LABS                   COM               002824100   11,175       212,137  SH      SOLE    NONE       212,137               0
ALCON INC                     COM SHS           H01301102      986         6,100  SH      SOLE    NONE         6,100               0
ALLERGAN INC                  COM               018490102  314,685     4,817,597  SH      SOLE    NONE     4,597,823         219,774
ALNYLAM PHARMACEUTICALS INC   COM               02043Q107      340        20,000  SH      SOLE    NONE        20,000               0
AMERICAN TOWER CORP           CL A              029912201  321,526     7,545,791  SH      SOLE    NONE     7,200,603         345,188
AMPHENOL CORP NEW             CL A              032095101      219         5,181  SH      SOLE    NONE         5,181               0
APPLE INC                     COM               037833100  322,751     1,373,408  SH      SOLE    NONE     1,316,292          57,116
APPLIED MATLS INC             COM               038222105      603        44,800  SH      SOLE    NONE        44,800               0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104      239         5,450  SH      SOLE    NONE         5,450               0
BANK OF NEW YORK MELLON CORP  COM               064058100    5,400       174,886  SH      SOLE    NONE       174,886               0
BAXTER INTL INC               COM               071813109      242         4,150  SH      SOLE    NONE         4,150               0
BEACON POWER CORP             COM               073677106       18        39,560  SH      SOLE    NONE        39,560               0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108      853             7  SH      SOLE    NONE             7               0
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702    1,203        14,800  SH      SOLE    NONE        14,800               0
BOEING CO                     COM               097023105      312         4,300  SH      SOLE    NONE         4,300               0
BP PLC                        SPONSORED ADR     055622104    2,599        45,541  SH      SOLE    NONE        45,541               0
CELGENE CORP                  COM               151020104  285,766     4,612,097  SH      SOLE    NONE     4,445,675         166,422
CHEVRON CORP NEW              COM               166764100    1,826        24,076  SH      SOLE    NONE        24,076               0
CHUBB CORP                    COM               171232101      432         8,340  SH      SOLE    NONE         8,340               0
CHURCH & DWIGHT INC           COM               171340102    1,100        16,425  SH      SOLE    NONE        16,425               0
CINCINNATI FINL CORP          COM               172062101      261         9,012  SH      SOLE    NONE         9,012               0
CISCO SYS INC                 COM               17275R102   12,787       491,233  SH      SOLE    NONE       491,233               0
CME GROUP INC                 COM               12572Q105  417,468     1,320,640  SH      SOLE    NONE     1,268,664          51,976
COCA COLA CO                  COM               191216100    2,194        39,894  SH      SOLE    NONE        39,894               0
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102  347,917     6,824,580  SH      SOLE    NONE     6,514,993         309,587
COLGATE PALMOLIVE CO          COM               194162103   80,260       941,351  SH      SOLE    NONE       941,351               0
COOPER INDUSTRIES PLC         SHS               G24140108      344         7,175  SH      SOLE    NONE         7,175               0
COSTCO WHSL CORP NEW          COM               22160K105      430         7,200  SH      SOLE    NONE         7,200               0
COVANCE INC                   COM               222816100  223,657     3,643,221  SH      SOLE    NONE     3,511,289         131,932
CREDIT SUISSE GROUP           SPONSORED ADR     225401108      331         6,450  SH      SOLE    NONE         6,450               0
CRUCELL N V                   SPONSORED ADR     228769105    1,241        60,900  SH      SOLE    NONE        60,900               0
DANAHER CORP DEL              COM               235851102      495         6,200  SH      SOLE    NONE         6,200               0
DIRECTV                       COM CL A          25490A101  180,847     5,348,908  SH      SOLE    NONE     5,172,620         176,288
DISNEY WALT CO                COM DISNEY        254687106      379        10,850  SH      SOLE    NONE        10,850               0
DUKE ENERGY CORP NEW          COM               26441C105      360        22,078  SH      SOLE    NONE        22,078               0
E M C CORP MASS               COM               268648102      453        25,100  SH      SOLE    NONE        25,100               0
EATON VANCE TX ADV GLBL DIV   COM               27828S101      150        10,800  SH      SOLE    NONE        10,800               0
EMERSON ELEC CO               COM               291011104    1,036        20,575  SH      SOLE    NONE        20,575               0
EQUIFAX INC                   COM               294429105      597        16,671  SH      SOLE    NONE        16,671               0
EXXON MOBIL CORP              COM               30231G102   14,907       222,566  SH      SOLE    NONE       222,566               0
FIRST SOLAR INC               COM               336433107  237,916     1,939,798  SH      SOLE    NONE     1,855,209          84,589
FPL GROUP INC                 COM               302571104      266         5,500  SH      SOLE    NONE         5,500               0
FRANKLIN RES INC              COM               354613101      286         2,575  SH      SOLE    NONE         2,575               0
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    1,002        12,000  SH      SOLE    NONE        12,000               0
GENERAL ELECTRIC CO           COM               369604103      182        10,015  SH      SOLE    NONE        10,015               0
GENZYME CORP                  COM               372917104  241,179     4,653,264  SH      SOLE    NONE     4,467,290         185,974
GILEAD SCIENCES INC           COM               375558103  250,337     5,505,536  SH      SOLE    NONE     5,251,906         253,630
GOLDMAN SACHS GROUP INC       COM               38141G104    1,877        11,000  SH      SOLE    NONE        11,000               0
GOOGLE INC                    CL A              38259P508    1,157         2,040  SH      SOLE    NONE         2,040               0
HEWLETT PACKARD CO            COM               428236103    2,025        38,100  SH      SOLE    NONE        38,100               0
HOME DEPOT INC                COM               437076102      626        19,355  SH      SOLE    NONE        19,355               0
HSBC HLDGS PLC                ADR A 1/40PF A    404280604      297        13,000  SH      SOLE    NONE        13,000               0
ILLINOIS TOOL WKS INC         COM               452308109      564        11,900  SH      SOLE    NONE        11,900               0
ILLUMINA INC                  COM               452327109    9,070       233,163  SH      SOLE    NONE       199,608          33,555
INTEL CORP                    COM               458140100      417        18,720  SH      SOLE    NONE        18,720               0
INTERNATIONAL BUSINESS MACHS  COM               459200101      814         6,350  SH      SOLE    NONE         6,350               0
INTUITIVE SURGICAL INC        COM NEW           46120E602    1,749         5,023  SH      SOLE    NONE         5,023               0
ISHARES TR INDEX              DJ SEL DIV INX    464287168    6,174       134,154  SH      SOLE    NONE       134,154               0
JOHNSON & JOHNSON             COM               478160104    9,648       147,969  SH      SOLE    NONE       147,969               0
JPMORGAN CHASE & CO           COM               46625H100    2,063        46,109  SH      SOLE    NONE        46,109               0
KELLOGG CO                    COM               487836108      377         7,060  SH      SOLE    NONE         7,060               0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER    494550106    5,818        88,926  SH      SOLE    NONE        88,926               0
KOHLS CORP                    COM               500255104      507         9,250  SH      SOLE    NONE         9,250               0
LILLY ELI & CO                COM               532457108      217         6,000  SH      SOLE    NONE         6,000               0
MICROSOFT CORP                COM               594918104    1,154        39,395  SH      SOLE    NONE        39,395               0
MONSANTO CO NEW               COM               61166W101  212,143     2,970,352  SH      SOLE    NONE     2,856,815         113,537
NATIONAL OILWELL VARCO INC    COM               637071101   13,275       327,128  SH      SOLE    NONE       154,037         173,091
NOBLE ENERGY INC              COM               655044105      903        12,370  SH      SOLE    NONE        12,370               0
ORACLE CORP                   COM               68389X105  238,910     9,292,487  SH      SOLE    NONE     9,209,922          82,565
PAYCHEX INC                   COM               704326107      761        24,782  SH      SOLE    NONE        24,782               0
PEPSICO INC                   COM               713448108    9,086       137,336  SH      SOLE    NONE       137,336               0
PFIZER INC                    COM               717081103    2,583       150,634  SH      SOLE    NONE       150,634               0
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T565      167        12,000  SH      SOLE    NONE        12,000               0
PPG INDS INC                  COM               693506107      226         3,450  SH      SOLE    NONE         3,450               0
PRAXAIR INC                   COM               74005P104  302,804     3,648,243  SH      SOLE    NONE     3,528,953         119,290
PRICELINE COM INC             COM NEW           741503403  292,355     1,146,490  SH      SOLE    NONE     1,100,268          46,222
PROCTER & GAMBLE CO           COM               742718109      659        10,420  SH      SOLE    NONE        10,420               0
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313      516        10,000  SH      SOLE    NONE        10,000               0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297      492        10,100  SH      SOLE    NONE        10,100               0
PROSHARES TR                  PSHS ULTSHRT QQQ  74347R875      167        10,000  SH      SOLE    NONE        10,000               0
PROSHARES TR                  PSHS ULTRSHT O&G  74347R586      429        35,000  SH      SOLE    NONE        35,000               0
PROSHARES TR                  PSHS ULTASH DW30  74347R867      264        10,000  SH      SOLE    NONE        10,000               0
QUALCOMM INC                  COM               747525103  372,035     8,866,417  SH      SOLE    NONE     8,483,904         382,513
QUANTA SVCS INC               COM               74762E102  241,455    12,602,031  SH      SOLE    NONE    12,051,823         550,208
REGENCY CTRS CORP             COM               758849103    1,386        37,000  SH      SOLE    NONE        37,000               0
RESEARCH IN MOTION LTD        COM               760975102  451,169     6,099,355  SH      SOLE    NONE     5,813,226         286,129
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206      370         6,400  SH      SOLE    NONE         6,400               0
SCHLUMBERGER LTD              COM               806857108    1,345        21,200  SH      SOLE    NONE        21,200               0
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886    5,356       180,580  SH      SOLE    NONE       180,580               0
SOUTHWESTERN ENERGY CO        COM               845467109  178,094     4,373,628  SH      SOLE    NONE     4,215,414         158,214
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103    1,263        10,791  SH      SOLE    NONE        10,791               0
STATE STR CORP                COM               857477103  233,165     5,165,376  SH      SOLE    NONE     5,006,859         158,517
TARGET CORP                   COM               87612E106      452         8,600  SH      SOLE    NONE         8,600               0
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      519         8,225  SH      SOLE    NONE         8,225               0
UNILEVER N V                  N Y SHS NEW       904784709      291         9,639  SH      SOLE    NONE         9,639               0
VAALCO ENERGY INC             COM NEW           91851C201       99        20,000  SH      SOLE    NONE        20,000               0
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937827      200         2,500  SH      SOLE    NONE         2,500               0
VERIZON COMMUNICATIONS INC    COM               92343V104      590        19,010  SH      SOLE    NONE        19,010               0
VISA INC                      COM CL A          92826C839  262,535     2,884,044  SH      SOLE    NONE     2,766,466         117,578
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209    3,675       157,649  SH      SOLE    NONE       157,649               0
WAL MART STORES INC           COM               931142103      215         3,865  SH      SOLE    NONE        3,865               0



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